Stock-Based Compensation - Summary of Transactions Related to Grant of Stock Options to Employees and Directors (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Amount
Options outstanding, Beginng Balance	903,096	27,322
Granted		894,356	0
Exercised	(23,723)	(18,245)
Forfeited		(337)
Options outstanding, Ending Balance	879,373	903,096	27,322
Options exercisable	550,593	589,711
Weighted average exercise price per Share
Options outstanding, Beginning Balance	$ 11.99		$ 352.55
Granted		$ 1.76
Exercised	1.65	0.0011
Forfeited		0.0011
Options outstanding, Ending Balance	12.44	11.99
Options exercisable	$ 19.03	$ 17.82
Weighted average remaining contractual life
Options outstanding	9 years 5 months 8 days	9 years 7 months 13 days	7 years 1 month 2 days
Options exercisable	9 years 4 months 28 days	9 years 6 months 25 days
Aggregate intrinsic value
Options outstanding, Beginning Balance	$ 893
Granted		$ 833
Exercised	23
Options outstanding, Ending Balance	845	893
Options exercisable	$ 519	$ 567